CHANGE IN ACCOUNTING POLICY (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
CHANGE IN ACCOUNTING POLICY
Additional right-of-use assets recognized upon transition to IFRS 16	$ 117,581		$ 83,743
Additional lease obligations recognized upon transition to IFRS 16	$ 116,828
IFRS 16
CHANGE IN ACCOUNTING POLICY
Additional right-of-use assets recognized upon transition to IFRS 16		$ 81,800
Additional lease obligations recognized upon transition to IFRS 16		83,743
Additional lease obligations recognized upon transition to IFRS 16		$ 81,829
Weighted average incremental borrowing rate applied to lease obligations		2.30%